INCOME TAXES - Reconciliation of tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Consolidated loss before income taxes	€ (6,390)	€ (6,700)
Effective tax rate	26.50%	26.50%
Effective income taxes recovery	€ (1,693)	€ (1,776)
Effect of tax rate in foreign jurisdictions	891	736
Non-deductible and non-taxable items	161	293
Change in tax benefits not recognized	2,162	1,999
Adjustment of prior year tax payable	204	(118)
Change in estimate for tax refunds in Malta		(2,687)
Total income taxes expense (recovery)	€ 1,725	€ (1,553)